Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 9.4%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.5380%, 9/15/34 (144A)‡	$11,417,538	$10,985,194
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	15,562,058	15,488,110
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	15,058,136	15,301,139
A&D Mortgage Trust 2023-NQM5 A1, 7.0490%, 11/25/68 (144A)Ç	7,265,357	7,331,818
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	2,221,643	2,208,339
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7944%, 10/17/34 (144A)‡	5,821,000	5,816,739
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,115,212	1,073,568
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,003,911	966,037
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	2,570,354	2,364,575
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	4,071,575	3,636,290
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	5,454,000	5,448,251
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	3,669,575	3,596,716
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.6274%, 7/20/29 (144A)‡	4,980,919	4,979,933
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.7474%, 4/20/31 (144A)‡	22,450,000	22,449,955
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.8974%, 1/20/32 (144A)‡	7,293,853	7,294,247
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	7,669,309
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2598%, 4/15/37 (144A)‡	33,039,000	32,499,110
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	20,831,000	21,812,555
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8560%, 8/15/36 (144A)‡	4,346,251	4,217,012
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,693,378
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	7,314,062
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3963%, 10/15/36 (144A)‡	9,046,171	9,022,843
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5563%, 10/15/36 (144A)‡	6,531,400	6,500,283
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.4063%, 10/15/37 (144A)‡	3,140,315	3,115,530
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	18,764,000	18,451,952
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	14,912,300	14,665,097
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.1288%, 5/15/38 (144A)‡	14,353,181	14,118,640
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.4263%, 9/15/36 (144A)‡	15,945,000	15,532,623
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.1263%, 9/15/36 (144A)‡	16,692,000	16,045,460
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.1110%, 4/15/39 (144A)‡	16,087,360	15,628,963
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6428%, 6/15/40 (144A)‡	5,274,000	5,261,211
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4908%, 6/15/40 (144A)‡	11,725,000	11,699,432
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.3018%, 11/15/28 (144A)‡	18,578,211	18,557,801
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0508%, 11/15/28 (144A)‡	15,919,610	15,896,910
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	3,896,404
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.8574%, 1/20/35 (144A)‡	16,984,000	16,941,489
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.4274%, 1/20/35 (144A)‡	6,819,244	6,778,315
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	21,276,000	21,174,301
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9818%, 9/15/38 (144A)‡	21,107,000	21,216,124

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	$15,867,990	$14,192,093
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	5,992,082	5,141,196
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	21,326,849	21,221,674
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	49,846,356	48,780,172
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	977,151	959,624
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	2,567,111	2,504,098
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5374%, 2/25/50 (144A)‡	14,592,250	14,091,094
CIFC Funding Ltd 2018-3A A,
CME Term SOFR 3 Month + 1.3616%, 6.6715%, 7/18/31 (144A)‡	10,916,117	10,915,942
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.7055%, 7/15/33 (144A)‡	19,742,995	19,742,501
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2735%, 1/23/35 (144A)‡	5,524,216	5,485,950
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	5,334,015	5,223,125
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	4,032,031	3,798,759
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3719%, 11/15/37 (144A)‡	24,568,865	24,412,637
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7719%, 11/15/37 (144A)‡	10,924,957	10,793,992
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.1219%, 11/15/37 (144A)‡	10,966,242	10,833,197
COLT Funding LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.5000%, 1.8530%, 3/25/65 (144A)‡	48,119	47,647
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	833,482	768,045
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8519%, 4/25/31 (144A)‡	226,962	227,100
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5519%, 10/25/39 (144A)‡	51,315	51,337
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 11/25/41 (144A)‡	32,659,000	32,347,767
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9874%, 12/25/41 (144A)‡	10,646,000	10,429,700
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3374%, 1/25/42 (144A)‡	12,368,000	12,475,470
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	18,543,352	18,754,639
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 3/25/42 (144A)‡	7,739,659	7,810,523
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2374%, 4/25/42 (144A)‡	9,096,683	9,126,280
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3374%, 4/25/42 (144A)‡	9,001,000	9,166,842
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 9/25/42 (144A)‡	17,255,844	17,515,956
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7374%, 12/25/42 (144A)‡	8,364,144	8,497,044
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 4/25/43 (144A)‡	11,282,958	11,282,837
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 5/25/43 (144A)‡	13,984,595	14,181,880
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0374%, 7/25/43 (144A)‡	12,811,090	12,810,982
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2874%, 9/25/43 (144A)‡	5,892,908	5,892,862
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8374%, 10/25/43 (144A)‡	12,026,501	12,026,417
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	4,574,032	4,547,036
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	11,609,228	11,652,189
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	4,949,112	4,979,514
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3890%, 5/15/36 (144A)‡	26,496,081	26,456,921
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8390%, 5/15/36 (144A)‡	5,494,331	5,477,866
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4458%, 4/15/26 (144A)‡	11,328,953	11,139,857
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	21,898,000	20,913,492
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	2,358,000	2,336,853
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	10,950,000	10,813,119
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	2,008,000	1,977,018
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	17,548,000	18,053,248

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	$17,354,000	$15,404,014
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7915%, 1/18/32 (144A)‡	7,111,119	7,111,354
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.8274%, 4/20/34 (144A)‡	8,217,000	8,216,515
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	10,982,001
Extended Stay America Trust 2021-ESH A,
CME Term SOFR 1 Month + 1.1945%, 6.5565%, 7/15/38 (144A)‡	8,493,371	8,410,769
Fannie Mae REMICS, 3.0000%, 5/25/48	7,035,981	6,284,185
Fannie Mae REMICS, 3.0000%, 11/25/49	9,587,071	8,566,900
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	31,494,446	26,807,511
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	5,238,446	5,051,767
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.4019%, 10/25/49 (144A)‡	29,552	29,575
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 12/25/50 (144A)‡	11,873,698	12,035,979
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9374%, 11/25/50 (144A)‡	12,605,615	12,828,960
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1374%, 1/25/51 (144A)‡	4,212,915	4,228,582
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/33 (144A)‡	19,119,283	19,244,638
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1874%, 11/25/41 (144A)‡	9,063,264	9,019,791
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5874%, 8/25/33 (144A)‡	29,218,271	29,135,159
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 6.2874%, 12/25/41 (144A)‡	19,008,495	18,715,468
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 6.6374%, 2/25/42 (144A)‡	3,615,491	3,609,894
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 4/25/42 (144A)‡	3,602,983	3,627,596
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4874%, 9/25/42 (144A)‡	2,799,896	2,823,704
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	7,284,482	7,328,691
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 7.9874%, 7/25/42 (144A)‡	6,197,115	6,325,153
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/42 (144A)‡	5,691,625	5,779,347
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 4/25/43 (144A)‡	6,128,322	6,128,255
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 6/25/43 (144A)‡	1,539,467	1,549,728
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 A1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	6,151,823	6,183,234
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	10,529,682	10,529,585
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	40,289,515	34,243,227
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	22,791,279	22,856,918
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.7105%, 12/15/36 (144A)‡	19,125,000	19,029,141
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 7.0105%, 12/15/36 (144A)‡	4,405,000	4,384,316
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 7.3095%, 12/15/36 (144A)‡	4,900,000	4,864,273
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.3735%, 1/23/35 (144A)‡	5,360,143	5,336,971
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	6,398,985	5,746,830
Hudsons Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	2,729,661	2,265,931
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	11,133,879	11,040,776
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	20,581,000	19,749,769
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	14,000,000	13,243,656
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,959,841	1,935,211
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	11,295,876	11,238,792
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.6574%, 3/20/30 (144A)‡	4,661,554	4,660,221
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	9,968,842	9,718,836
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	7,350,261	7,371,005
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1765%, 3/15/38 (144A)‡	26,199,103	25,630,026
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5765%, 3/15/38 (144A)‡	15,119,064	14,647,247

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6571%, 5/15/39 (144A)‡	$36,759,000	$35,983,471
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1557%, 5/15/39 (144A)‡	6,155,000	6,001,389
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	9,560,000	9,580,846
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	5,243,000	5,267,260
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.6674%, 4/20/32 (144A)‡	28,249,000	28,229,310
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	5,503,000	5,554,412
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.6265%, 11/15/38 (144A)‡	21,321,672	20,652,470
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	10,621,538	9,841,543
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	13,160,355	12,194,793
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	8,064,098	6,599,029
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	27,564,319	23,462,234
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	18,285,000	18,298,263
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2774%, 4/15/38 (144A)‡	25,579,981	25,288,857
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.8274%, 4/15/38 (144A)‡	14,440,023	14,223,926
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.1038%, 3/15/39 (144A)‡	9,928,000	9,824,250
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	8,554,000	6,934,950
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,199,959	1,164,641
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	2,888,254	2,742,160
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	5,283,510	4,883,517
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	12,863,876	11,741,105
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	2,156,747	2,149,912
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	2,930,612	2,930,556
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	14,711,610	13,584,112
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	16,266,087	13,845,403
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	30,349,342	25,832,869
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	9,210,391	7,538,121
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	30,396,629	25,873,119
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	12,889,254	10,673,808
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4509%, 10/15/28 (144A)‡	13,685,731	13,786,775
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5977%, 10/15/28 (144A)‡	5,093,617	5,115,114
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	3,001,352	2,955,551
Preston Ridge Partners Mortgage Trust 2020-4 A1, 5.9510%, 10/25/25 (144A)Ç	8,162,289	7,988,800
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	20,693,438	19,532,147
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	15,201,835	14,355,384
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	22,491,489	21,900,091
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	24,807,700	25,310,952
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	13,094,620	13,087,981
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	1,335,914	1,336,332
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.3774%, 1/20/35 (144A)‡	5,891,224	5,890,818
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	24,770,602	25,308,448
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	16,426,000	16,425,887
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	6,513,893	6,582,176
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,484,977	1,446,037
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	9,974,935	9,891,140
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	3,420,313	3,393,523
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,080,248	1,797,820
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	867,231	753,735
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28‡	31,401,000	32,827,003
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3620%, 1/15/39 (144A)‡	10,990,000	10,757,173

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.7574%, 1/20/32 (144A)‡	$26,345,000	$26,085,212
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	23,041	22,858
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	130,684	129,657
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.2071%, 11/15/38 (144A)‡	2,248,628	2,210,706
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,284,386
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	14,644,028	15,414,697
THL Credit Wind River CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.4216%, 6.8374%, 7/20/34 (144A)‡	7,594,000	7,559,052
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	6,645,748	6,714,523
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	9,314,246	9,511,106
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7990%, 12/10/33 (144A)‡	23,414,873	24,275,935
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	12,557,891	11,603,072
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,151,097	5,040,560
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	307,221	306,358
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	701,157	695,553
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	6,435,637	6,362,265
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	6,695,039	6,665,217
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	16,499,514
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	9,976,475
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3765%, 7/15/39 (144A)‡	8,418,000	7,472,631
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,589,459	1,565,144
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.1227%, 1/18/37 (144A)‡	10,311,722	10,105,571
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.6265%, 2/15/40 (144A)‡	3,699,864	3,590,539
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	3,470,853	3,309,140
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	2,010,023	2,004,331
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	9,372,064	8,588,470
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	12,559,705	12,686,506
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	23,873,633	24,214,262
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)	33,980,967	34,967,601
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,307,732,168)		2,257,628,265
Corporate Bonds– 10.1%
Banking – 3.5%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	20,898,000	20,861,632
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	29,671,000	30,951,030
Bank of America Corp, SOFR + 1.5700%, 5.8190%, 9/15/29‡	43,386,000	44,786,234
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	41,429,000	43,366,641
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	21,700,000	21,500,130
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	13,023,874
Bank of New York Mellon Corp/The, SOFR + 2.0740%, 5.8340%, 10/25/33‡	4,238,000	4,492,960
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,713,830
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	25,115,641
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	25,134,000	20,271,365
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	11,845,230
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,432,216
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	12,836,000	14,105,306
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	34,922,758
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	8,361,000	8,183,810
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	2,012,000	1,983,898
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	38,275,238
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	22,124,759
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	22,831,431
JPMorgan Chase & Co, SOFR + 1.8450%, 5.3500%, 6/1/34‡	9,000,000	9,128,109
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	37,403,000	40,544,368
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	7,243,000	7,110,929
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	15,834,000	15,759,133
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,858,820
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,345,587
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	6,743,000	6,749,509
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,630,046
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,063,768
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	14,927,000	14,994,882

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	$20,429,000	$20,545,776
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	9,697,000	9,880,774
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,003,539
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	32,203,000	32,682,115
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	24,028,427
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	30,280,000	30,781,969
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	32,645,000	33,341,380
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	9,079,000	9,485,816
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	33,452,000	37,136,326
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	8,308,000	8,688,340
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	21,404,000	22,036,285
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,743,568
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	20,094,000	20,643,652
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	15,865,041
		836,836,142
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	9,170,000	9,616,723
Celanese US Holdings LLC, 6.3300%, 7/15/29	9,083,000	9,521,456
Celanese US Holdings LLC, 6.5500%, 11/15/30	22,993,000	24,306,519
Celanese US Holdings LLC, 6.7000%, 11/15/33	22,403,000	24,298,252
		67,742,950
Brokerage – 0.5%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	26,952,000	28,409,443
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	32,064,816
Nasdaq Inc, 5.3500%, 6/28/28	4,627,000	4,765,565
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	32,159,697
Nasdaq Inc, 5.9500%, 8/15/53	14,615,000	15,698,347
Nasdaq Inc, 6.1000%, 6/28/63	6,206,000	6,699,870
		119,797,738
Capital Goods – 0.3%
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,181,836
L3Harris Technologies Inc, 5.4000%, 7/31/33	16,296,000	16,943,669
Lockheed Martin Corp, 4.4500%, 5/15/28	8,605,000	8,650,595
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	16,939,000	17,146,951
RTX Corp, 5.7500%, 1/15/29	8,545,000	8,931,658
RTX Corp, 6.0000%, 3/15/31	17,198,000	18,320,905
		77,175,614
Communications – 0.4%
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,555,939
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	43,817,000	46,204,285
Comcast Corp, 4.5500%, 1/15/29	13,994,000	14,053,860
Fox Corp, 4.0300%, 1/25/24	8,690,000	8,679,338
Fox Corp, 6.5000%, 10/13/33	20,470,000	22,157,675
		92,651,097
Consumer Cyclical – 0.5%
CBRE Services Inc, 5.9500%, 8/15/34	39,681,000	41,687,364
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,360,764
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,218,911
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	15,064,782
LKQ Corp, 5.7500%, 6/15/28	20,493,000	20,974,001
LKQ Corp, 6.2500%, 6/15/33	19,272,000	20,138,706
		108,444,528
Consumer Non-Cyclical – 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	14,308,000	14,478,952
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,725,645
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	10,875,000	10,463,432
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29	5,546,000	5,245,135
Hasbro Inc, 3.9000%, 11/19/29	34,171,000	31,778,047
Hasbro Inc, 5.1000%, 5/15/44	3,076,000	2,750,927
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,181,262
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,194,600
HCA Inc, 5.2000%, 6/1/28	5,579,000	5,636,249
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,423,165
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,164,851
HCA Inc, 3.6250%, 3/15/32	10,927,000	9,770,647
HCA Inc, 5.5000%, 6/1/33	18,299,000	18,586,343
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,749,058
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	19,216,000	18,885,029
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	9,318,000	7,988,063
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,243,566

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Mondelez International Inc, 2.7500%, 4/13/30	$1,182,000	$1,067,622
Pilgrim's Pride Corp, 6.2500%, 7/1/33	22,981,000	23,645,702
Polaris Inc, 6.9500%, 3/15/29	18,977,000	20,185,529
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	10,089,874
Sysco Corp, 5.7500%, 1/17/29	8,642,000	9,002,196
		247,255,894
Electric – 0.6%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	22,464,129
Duke Energy Corp, 4.3000%, 3/15/28	15,581,000	15,361,258
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	13,570,927
Georgia Power Co, 4.6500%, 5/16/28	11,031,000	11,115,320
Georgia Power Co, 4.9500%, 5/17/33	17,435,000	17,575,650
National Grid PLC, 5.6020%, 6/12/28	7,753,000	7,987,660
National Grid PLC, 5.8090%, 6/12/33	16,262,000	17,087,471
Xcel Energy Inc, 5.4500%, 8/15/33	36,599,000	37,743,527
		142,905,942
Energy – 0.5%
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	5,254,000	5,432,713
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	12,631,000	13,228,067
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	2,548,000	2,728,751
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	13,172,000	14,502,495
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	11,916,973
Enbridge Inc, 6.2000%, 11/15/30	4,315,000	4,617,129
Enbridge Inc, 5.7000%, 3/8/33	11,565,000	12,020,627
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,867,957
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	623,551
EQT Corp, 5.7000%, 4/1/28	7,749,000	7,863,820
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	11,121,000	10,729,509
Southwestern Energy Co, 4.7500%, 2/1/32	12,491,000	11,556,822
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	19,853,000	20,547,855
		130,636,269
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	10,114,000	9,903,303
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	15,772,939
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	20,770,000	21,591,015
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	16,398,000	16,907,081
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,577,739
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	8,994,000	9,322,459
		76,074,536
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	8,972,000	9,282,852
Electricite de France SA, 6.2500%, 5/23/33 (144A)	13,964,000	15,111,657
		24,394,509
Insurance – 0.6%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	18,849,347
Athene Global Funding, 2.6460%, 10/4/31 (144A)	17,357,000	14,101,668
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,738,911
Centene Corp, 4.2500%, 12/15/27	53,971,000	52,003,932
Centene Corp, 2.4500%, 7/15/28	16,998,000	15,138,415
Centene Corp, 3.0000%, 10/15/30	18,048,000	15,630,353
UnitedHealth Group Inc, 5.2500%, 2/15/28	10,004,000	10,344,840
		142,807,466
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	11,528,000	9,996,496
Agree LP, 2.9000%, 10/1/30	7,437,000	6,371,028
Agree LP, 2.6000%, 6/15/33	8,647,000	6,852,908
American Tower Trust I, 5.4900%, 3/15/28 (144A)	33,827,000	34,238,742
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	18,045,761
		75,504,935
Technology – 1.1%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,857,930
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	12,054,000	10,245,165
Equinix Inc, 2.1500%, 7/15/30	9,552,000	8,092,748
Fiserv Inc, 5.4500%, 3/2/28	17,859,000	18,392,178
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	53,049,000	54,488,430
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	10,386,183
Leidos Inc, 2.3000%, 2/15/31	4,088,000	3,421,673
Leidos Inc, 5.7500%, 3/15/33	13,585,000	14,166,139
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,303,269
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,672,618
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,439,893
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	23,309,311

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
MSCI Inc, 3.8750%, 2/15/31 (144A)	$21,571,000	$19,709,006
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,584,106
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,731,288
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,568,899
Trimble Inc, 6.1000%, 3/15/33	27,338,000	29,257,157
Workday Inc, 3.5000%, 4/1/27	8,410,000	8,137,156
		275,763,149
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	13,466,729
GXO Logistics Inc, 2.6500%, 7/15/31	2,271,000	1,862,124
		15,328,853
Total Corporate Bonds (cost $2,451,156,399)		2,433,319,622
Mortgage-Backed Securities– 11.2%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	73,116,241	68,948,542
4.0000%, TBA, 15 Year Maturity	65,269,000	64,025,038
2.5000%, TBA, 30 Year Maturity	107,212,524	91,206,445
4.0000%, TBA, 30 Year Maturity	13,103,414	12,392,672
4.5000%, TBA, 30 Year Maturity	25,212	24,443
5.0000%, TBA, 30 Year Maturity	11,330,000	11,213,097
		247,810,237
Fannie Mae Pool:
7.5000%, 7/1/28	26,413	27,255
3.0000%, 10/1/34	1,021,256	969,399
2.5000%, 11/1/34	784,761	729,942
3.0000%, 11/1/34	474,008	453,205
3.0000%, 12/1/34	452,529	432,106
2.5000%, 12/1/36	33,990,951	31,517,710
6.0000%, 2/1/37	179,901	188,781
4.5000%, 11/1/42	1,052,904	1,053,360
3.0000%, 1/1/43	617,064	561,585
3.0000%, 2/1/43	144,124	130,991
3.0000%, 5/1/43	1,455,137	1,325,376
5.0000%, 7/1/44	109,221	110,713
4.5000%, 10/1/44	2,537,578	2,548,641
4.5000%, 3/1/45	3,970,512	3,987,822
4.0000%, 5/1/45	657,307	635,260
4.5000%, 6/1/45	2,031,312	2,023,260
3.0000%, 1/1/46	244,953	221,545
4.5000%, 2/1/46	4,564,972	4,538,965
3.0000%, 2/1/47	39,806,267	36,308,538
3.0000%, 3/1/47	4,672,568	4,218,187
3.5000%, 8/1/47	807,954	765,058
4.0000%, 10/1/47	3,913,607	3,769,182
4.0000%, 11/1/47	5,224,371	5,031,652
3.5000%, 12/1/47	375,683	355,737
3.5000%, 12/1/47	240,067	227,322
3.5000%, 1/1/48	2,388,871	2,248,217
4.0000%, 1/1/48	8,413,002	8,147,285
4.0000%, 1/1/48	3,145,350	3,042,418
4.0000%, 1/1/48	2,003,003	1,929,086
3.0000%, 2/1/48	2,867,258	2,593,777
3.5000%, 3/1/48	372,198	350,864
4.0000%, 3/1/48	2,488,602	2,406,435
4.5000%, 3/1/48	105,042	103,462
5.0000%, 5/1/48	2,545,495	2,559,723
4.5000%, 6/1/48	4,091,175	4,029,639
4.0000%, 7/1/48	4,782,637	4,595,142
4.0000%, 8/1/48	1,339,601	1,287,084
4.5000%, 8/1/48	50,493	49,733
4.0000%, 9/1/48	3,201,823	3,083,666
4.0000%, 10/1/48	1,907,034	1,835,383
4.0000%, 11/1/48	5,581,011	5,362,217
4.0000%, 12/1/48	883,195	848,571
4.0000%, 2/1/49	1,263,312	1,213,786
3.5000%, 5/1/49	9,813,744	9,095,626
4.0000%, 6/1/49	736,245	706,291
4.5000%, 6/1/49	368,652	362,385
3.0000%, 8/1/49	3,063,130	2,716,397
3.0000%, 8/1/49	1,440,611	1,277,540
4.5000%, 8/1/49	514,934	506,181
3.0000%, 9/1/49	10,685,422	9,561,893
3.0000%, 9/1/49	643,905	581,607

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 9/1/49	$3,286,734	$3,152,871
4.0000%, 11/1/49	12,092,451	11,618,387
4.0000%, 11/1/49	1,066,417	1,026,311
4.5000%, 1/1/50	9,420,133	9,278,442
4.5000%, 1/1/50	694,216	682,431
2.5000%, 3/1/50	2,641,233	2,265,706
4.0000%, 3/1/50	17,622,257	16,960,152
4.0000%, 3/1/50	9,497,419	9,125,089
4.0000%, 3/1/50	3,671,756	3,527,811
4.0000%, 4/1/50	2,200,176	2,096,102
4.5000%, 7/1/50	15,319,952	14,829,880
2.5000%, 8/1/50	52,177,244	45,173,645
2.5000%, 8/1/50	2,122,630	1,842,698
4.0000%, 8/1/50	1,999,534	1,904,951
4.0000%, 9/1/50	20,037,657	19,222,437
4.0000%, 10/1/50	19,230,710	18,507,485
4.5000%, 10/1/50	11,623,518	11,448,686
3.5000%, 2/1/51	12,863,791	11,922,488
4.0000%, 3/1/51	49,580,109	47,562,970
4.0000%, 3/1/51	958,540	919,542
4.0000%, 3/1/51	483,342	464,393
4.0000%, 8/1/51	8,190,084	7,869,006
4.0000%, 10/1/51	46,020,498	44,148,180
4.0000%, 10/1/51	6,897,956	6,617,316
3.0000%, 12/1/51	135,477,753	120,692,705
2.5000%, 1/1/52	13,324,003	11,483,016
3.5000%, 1/1/52	2,647,072	2,472,132
2.5000%, 2/1/52	65,498,157	56,415,777
2.5000%, 2/1/52	57,844,968	49,766,303
3.5000%, 2/1/52	6,915,214	6,457,132
2.5000%, 3/1/52	26,654,487	22,905,454
2.5000%, 3/1/52	26,599,311	22,910,886
2.5000%, 3/1/52	24,370,401	20,936,606
2.5000%, 3/1/52	9,985,100	8,619,841
2.5000%, 3/1/52	2,312,182	1,986,967
2.5000%, 3/1/52	2,095,405	1,800,680
2.5000%, 3/1/52	1,870,830	1,611,409
2.5000%, 3/1/52	788,294	679,290
3.0000%, 3/1/52	12,684,715	11,348,550
3.5000%, 3/1/52	45,705,812	42,592,705
3.5000%, 3/1/52	4,414,456	4,121,035
3.0000%, 4/1/52	19,344,108	17,250,791
3.0000%, 4/1/52	10,726,061	9,609,456
3.0000%, 4/1/52	9,161,715	8,195,942
3.5000%, 4/1/52	9,213,508	8,583,104
3.5000%, 4/1/52	6,739,946	6,280,876
3.5000%, 4/1/52	4,984,884	4,648,663
3.5000%, 4/1/52	3,010,626	2,804,634
3.5000%, 4/1/52	1,670,097	1,557,700
3.5000%, 4/1/52	1,489,452	1,388,991
4.0000%, 4/1/52	7,461,573	7,127,996
4.5000%, 4/1/52	1,434,399	1,390,847
4.5000%, 4/1/52	1,213,752	1,176,898
4.5000%, 4/1/52	695,852	674,724
4.5000%, 4/1/52	631,930	612,742
4.5000%, 4/1/52	552,413	535,640
4.5000%, 4/1/52	355,717	344,897
3.5000%, 5/1/52	4,944,622	4,605,537
4.5000%, 5/1/52	1,925,887	1,867,411
3.5000%, 6/1/52	28,630,607	26,667,216
3.5000%, 6/1/52	16,352,775	15,258,247
3.5000%, 7/1/52	4,227,567	3,937,654
3.5000%, 7/1/52	1,506,682	1,405,603
4.5000%, 7/1/52	7,848,114	7,610,876
3.5000%, 8/1/52	2,792,700	2,600,753
4.5000%, 8/1/52	28,623,298	27,758,052
5.0000%, 9/1/52	13,203,517	13,060,972
5.5000%, 9/1/52	35,619,077	35,879,288
5.0000%, 10/1/52	6,098,939	6,077,274
5.0000%, 10/1/52	2,681,891	2,672,364
4.5000%, 11/1/52	19,646,493	19,235,721
5.0000%, 11/1/52	14,956,417	14,903,287
5.5000%, 11/1/52	13,146,835	13,390,121
5.0000%, 1/1/53	2,570,597	2,561,465

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.0000%, 1/1/53	$831,810	$828,855
5.0000%, 2/1/53	1,056,106	1,052,355
5.0000%, 3/1/53	3,158,654	3,124,796
5.0000%, 3/1/53	608,735	606,127
5.5000%, 3/1/53	388,037	392,680
5.0000%, 4/1/53	4,118,786	4,074,636
5.0000%, 4/1/53	1,175,925	1,170,887
5.0000%, 4/1/53	963,870	953,539
5.0000%, 4/1/53	821,997	813,186
5.5000%, 4/1/53	185,312	187,530
5.0000%, 5/1/53	598,884	596,318
5.5000%, 5/1/53	343,371	347,479
5.5000%, 5/1/53	179,217	181,361
5.0000%, 6/1/53	3,287,033	3,300,868
5.0000%, 6/1/53	1,185,891	1,179,933
5.0000%, 6/1/53	731,788	728,653
5.5000%, 6/1/53	31,206,667	31,738,971
5.5000%, 6/1/53	489,790	498,145
4.5000%, 7/1/53	3,669,573	3,606,830
5.0000%, 7/1/53	10,281,466	10,317,093
5.5000%, 7/1/53	46,575,556	46,811,093
5.5000%, 7/1/53	1,404,462	1,421,266
5.5000%, 7/1/53	844,601	859,008
5.0000%, 8/1/53	11,232,612	11,280,012
5.0000%, 8/1/53	734,758	732,148
5.5000%, 9/1/53	24,402,465	24,818,707
3.5000%, 8/1/56	10,059,661	9,228,696
3.0000%, 2/1/57	10,061,806	8,871,300
3.0000%, 6/1/57	183,110	161,286
		1,293,152,967
Freddie Mac Gold Pool:
4.0000%, 8/1/48	2,291,516	2,204,268
4.0000%, 9/1/48	1,523,113	1,464,990
		3,669,258
Freddie Mac Pool:
3.0000%, 5/1/31	9,277,866	8,890,294
3.0000%, 9/1/32	2,294,577	2,182,763
3.0000%, 10/1/32	1,089,291	1,035,131
3.0000%, 12/1/32	702,278	668,907
3.0000%, 1/1/33	1,407,157	1,337,512
2.5000%, 12/1/33	9,843,976	9,279,696
3.0000%, 10/1/34	2,584,188	2,465,185
3.0000%, 10/1/34	1,205,726	1,144,503
2.5000%, 11/1/34	2,992,546	2,783,505
2.5000%, 11/1/34	827,565	769,756
2.5000%, 6/1/37	25,159,914	23,244,823
6.0000%, 4/1/40	2,821,988	2,967,989
3.0000%, 3/1/43	6,369,249	5,809,591
3.0000%, 6/1/43	212,240	190,734
4.5000%, 5/1/44	835,686	832,373
3.0000%, 1/1/45	2,486,259	2,258,041
4.0000%, 4/1/45	19,436	18,784
3.0000%, 1/1/46	447,018	407,817
3.5000%, 7/1/46	1,766,594	1,665,490
4.0000%, 3/1/47	1,020,392	986,111
3.0000%, 4/1/47	1,188,792	1,073,131
3.5000%, 12/1/47	5,706,973	5,354,244
3.5000%, 2/1/48	2,098,551	1,963,452
4.0000%, 3/1/48	2,148,221	2,077,293
4.5000%, 3/1/48	82,621	81,378
4.0000%, 4/1/48	2,167,211	2,082,249
4.0000%, 4/1/48	2,084,767	2,013,553
4.0000%, 4/1/48	252,515	242,615
4.0000%, 5/1/48	3,628,438	3,486,191
4.5000%, 7/1/48	597,204	588,222
5.0000%, 9/1/48	109,101	109,610
4.0000%, 11/1/48	502,686	482,979
4.0000%, 12/1/48	6,355,846	6,106,802
4.5000%, 12/1/48	1,868,343	1,870,830
4.5000%, 6/1/49	414,830	407,780
4.0000%, 7/1/49	4,372,584	4,194,495
4.5000%, 7/1/49	3,428,305	3,370,041
4.5000%, 7/1/49	527,611	518,643
3.0000%, 8/1/49	940,852	834,352

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.5000%, 8/1/49	$3,100,749	$3,048,051
3.0000%, 12/1/49	1,105,663	989,407
3.0000%, 12/1/49	913,421	817,378
4.5000%, 1/1/50	2,101,197	2,065,487
4.5000%, 1/1/50	583,271	573,370
3.5000%, 3/1/50	590,925	545,339
4.0000%, 3/1/50	6,132,281	5,891,876
4.5000%, 3/1/50	7,395,531	7,110,162
4.0000%, 6/1/50	10,017,674	9,652,489
2.5000%, 8/1/50	1,061,877	922,100
2.5000%, 8/1/50	408,084	354,266
2.5000%, 9/1/50	1,968,334	1,708,264
4.5000%, 9/1/50	17,747,851	17,480,901
4.0000%, 10/1/50	1,662,064	1,594,444
4.0000%, 11/1/50	10,388,603	9,965,948
2.5000%, 6/1/51	15,956,119	13,790,655
2.5000%, 10/1/51	41,543,325	35,700,160
2.5000%, 11/1/51	14,385,142	12,415,355
2.5000%, 1/1/52	4,105,832	3,547,602
2.5000%, 1/1/52	2,569,408	2,219,435
2.5000%, 2/1/52	6,109,214	5,262,073
3.0000%, 2/1/52	3,412,566	3,053,362
3.0000%, 2/1/52	2,341,501	2,098,108
2.5000%, 3/1/52	30,924,339	26,544,092
2.5000%, 3/1/52	947,879	814,557
3.0000%, 3/1/52	3,539,755	3,171,533
4.5000%, 3/1/52	298,939	289,862
3.5000%, 4/1/52	3,541,351	3,299,046
3.5000%, 4/1/52	3,515,641	3,275,095
3.5000%, 4/1/52	2,818,760	2,632,474
3.5000%, 4/1/52	1,086,156	1,013,058
3.5000%, 4/1/52	1,027,095	957,819
2.5000%, 5/1/52	12,977,042	11,158,226
3.5000%, 6/1/52	5,584,047	5,214,146
4.5000%, 8/1/52	62,853,965	60,953,970
4.5000%, 8/1/52	27,048,041	26,238,098
4.5000%, 8/1/52	14,129,204	13,702,096
5.0000%, 8/1/52	14,222,831	14,277,199
5.5000%, 9/1/52	8,261,271	8,419,710
4.5000%, 10/1/52	12,475,067	12,214,236
5.0000%, 10/1/52	18,439,259	18,373,757
5.0000%, 10/1/52	12,005,984	11,963,335
5.0000%, 10/1/52	369,286	367,975
5.5000%, 10/1/52	412,764	420,479
5.0000%, 1/1/53	480,460	478,754
5.0000%, 1/1/53	415,980	414,503
6.0000%, 1/1/53	14,270,568	14,490,866
5.0000%, 3/1/53	4,995,590	4,942,042
5.0000%, 3/1/53	1,764,263	1,756,705
5.0000%, 3/1/53	1,707,210	1,699,896
5.0000%, 3/1/53	927,120	917,182
5.0000%, 4/1/53	2,104,398	2,093,824
4.5000%, 5/1/53	8,885,525	8,699,745
5.0000%, 5/1/53	14,573,866	14,500,636
5.0000%, 5/1/53	6,017,123	5,986,888
5.0000%, 5/1/53	3,392,239	3,375,194
5.0000%, 5/1/53	468,922	466,913
5.5000%, 5/1/53	6,241,525	6,340,850
5.5000%, 5/1/53	801,460	811,049
5.0000%, 6/1/53	2,321,366	2,296,268
5.0000%, 6/1/53	2,292,523	2,267,628
5.0000%, 6/1/53	2,228,444	2,204,557
5.0000%, 6/1/53	1,816,456	1,796,817
5.0000%, 6/1/53	1,478,532	1,471,102
5.0000%, 6/1/53	1,377,949	1,363,179
5.0000%, 6/1/53	1,284,749	1,270,978
5.0000%, 6/1/53	862,766	853,397
5.5000%, 6/1/53	2,201,048	2,212,179
5.5000%, 6/1/53	1,808,092	1,817,235
5.5000%, 6/1/53	1,761,780	1,782,860
5.5000%, 6/1/53	1,736,721	1,745,504
5.5000%, 6/1/53	1,439,100	1,445,314
5.0000%, 7/1/53	4,306,487	4,318,171
5.0000%, 7/1/53	2,782,897	2,753,067

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 7/1/53	$6,423,336	$6,500,189
5.5000%, 7/1/53	4,315,105	4,336,927
5.5000%, 7/1/53	4,061,855	4,110,454
6.0000%, 11/1/53	14,370,091	14,780,212
6.5000%, 11/1/53	17,839,943	18,446,737
		616,651,682
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	132,884,806	116,328,422
3.5000%, TBA, 30 Year Maturity	98,258,806	91,440,922
4.0000%, TBA, 30 Year Maturity	47,949,459	45,765,361
4.5000%, TBA, 30 Year Maturity	23,627,806	23,054,241
5.0000%, TBA, 30 Year Maturity	18,848,683	18,718,533
		295,307,479
Ginnie Mae I Pool:
6.0000%, 1/15/34	46,246	48,467
4.0000%, 1/15/45	8,567,999	8,360,543
4.5000%, 8/15/46	10,788,127	10,648,512
4.0000%, 7/15/47	1,796,927	1,733,855
4.0000%, 8/15/47	237,138	228,814
4.0000%, 11/15/47	271,080	261,565
4.0000%, 12/15/47	805,260	776,995
		22,058,751
Ginnie Mae II Pool:
3.0000%, 11/20/46	31,900,799	29,254,347
4.0000%, 8/20/47	1,038,550	1,002,472
4.0000%, 8/20/47	193,676	186,948
4.0000%, 8/20/47	151,441	146,180
4.5000%, 2/20/48	1,104,974	1,091,762
4.5000%, 5/20/48	1,701,035	1,681,036
4.5000%, 5/20/48	403,369	398,627
4.0000%, 6/20/48	8,514,634	8,235,674
5.0000%, 8/20/48	3,216,520	3,240,510
3.5000%, 5/20/49	42,551,309	39,994,996
2.5000%, 3/20/51	40,208,434	35,296,329
3.0000%, 4/20/51	27,876,677	25,305,600
3.0000%, 7/20/51	22,302,123	20,224,500
3.0000%, 8/20/51	50,391,844	45,681,855
		211,740,836
Total Mortgage-Backed Securities (cost $2,739,099,407)		2,690,391,210
United States Treasury Notes/Bonds– 6.8%
4.3750%, 12/15/26	17,228,000	17,396,242
4.3750%, 11/30/28	302,072,000	309,104,614
4.3750%, 11/30/30	121,451,600	124,886,403
4.5000%, 11/15/33	434,297,500	455,944,516
4.3750%, 8/15/43	149,134,000	152,233,191
4.7500%, 11/15/43	275,956,000	296,005,928
4.1250%, 8/15/53	272,005,000	274,937,554
4.7500%, 11/15/53	14,330,000	16,069,752
Total United States Treasury Notes/Bonds (cost $1,566,046,735)		1,646,578,200
Common Stocks– 61.1%
Aerospace & Defense – 0.6%
General Dynamics Corp	599,077	155,562,325
Air Freight & Logistics – 0.6%
United Parcel Service Inc	956,079	150,324,301
Banks – 1.3%
JPMorgan Chase & Co	1,801,861	306,496,556
Beverages – 1.2%
Constellation Brands Inc - Class A	509,609	123,197,976
Monster Beverage Corp	3,049,199	175,664,354
		298,862,330
Biotechnology – 1.0%
AbbVie Inc	1,117,629	173,198,966
Vertex Pharmaceuticals Inc*	185,949	75,660,789
		248,859,755
Building Products – 0.5%
Trane Technologies PLC	465,503	113,536,182
Capital Markets – 2.0%
Charles Schwab Corp	1,568,955	107,944,104
CME Group Inc	747,810	157,488,786
Morgan Stanley	2,346,319	218,794,247
		484,227,137
Chemicals – 0.5%
Corteva Inc	2,285,402	109,516,464

Shares or Principal Amounts		Value
Common Stocks– (continued)
Communications Equipment – 0.2%
Cisco Systems Inc	953,149	$48,153,087
Consumer Finance – 1.3%
American Express Co	1,692,773	317,124,094
Diversified Financial Services – 2.3%
Mastercard Inc	1,277,004	544,654,976
Electrical Equipment – 0.5%
Rockwell Automation Inc	349,443	108,495,063
Energy Equipment & Services – 0.4%
Schlumberger Ltd	1,782,254	92,748,498
Entertainment – 0.3%
Netflix Inc*	171,581	83,539,357
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	289,697	191,223,196
Sysco Corp	1,924,959	140,772,252
		331,995,448
Food Products – 0.4%
Hershey Co	514,282	95,882,736
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	2,169,267	238,771,219
Edwards Lifesciences Corp*	1,111,777	84,772,996
Stryker Corp	430,593	128,945,380
		452,489,595
Health Care Providers & Services – 2.3%
HCA Healthcare Inc	291,087	78,791,429
UnitedHealth Group Inc	906,009	476,986,558
		555,777,987
Hotels, Restaurants & Leisure – 4.4%
Booking Holdings Inc*	61,417	217,859,611
Chipotle Mexican Grill Inc*	46,671	106,734,710
Hilton Worldwide Holdings Inc	1,488,125	270,972,681
McDonald's Corp	1,006,050	298,303,885
Starbucks Corp	1,772,920	170,218,049
		1,064,088,936
Household Products – 0.7%
Procter & Gamble Co	1,232,537	180,615,972
Industrial Conglomerates – 0.9%
Honeywell International Inc	980,379	205,595,280
Information Technology Services – 1.5%
Accenture PLC	1,001,971	351,601,644
Insurance – 1.7%
Marsh & McLennan Cos Inc	591,570	112,084,768
Progressive Corp/The	1,862,520	296,662,186
		408,746,954
Interactive Media & Services – 4.5%
Alphabet Inc - Class C*	4,692,509	661,315,293
Meta Platforms Inc - Class A*	1,174,472	415,716,109
		1,077,031,402
Life Sciences Tools & Services – 1.2%
Danaher Corp	438,134	101,357,920
Thermo Fisher Scientific Inc	357,174	189,584,387
		290,942,307
Machinery – 1.0%
Deere & Co	631,448	252,497,112
Media – 0.8%
Comcast Corp - Class A	4,564,924	200,171,917
Multiline Retail – 1.6%
Amazon.com Inc*	2,582,065	392,318,956
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	983,665	146,723,471
ConocoPhillips	1,743,850	202,408,669
		349,132,140
Pharmaceuticals – 2.2%
Eli Lilly & Co	382,692	223,078,821
Merck & Co Inc	1,734,280	189,071,206
Zoetis Inc	638,565	126,033,574
		538,183,601
Professional Services – 0.7%
Automatic Data Processing Inc	680,414	158,516,050
Semiconductor & Semiconductor Equipment – 5.3%
KLA Corp	285,286	165,836,752
Lam Research Corp	424,888	332,797,775
NVIDIA Corp	1,186,444	587,550,798

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	1,052,190	$179,356,307
		1,265,541,632
Software – 8.3%
Adobe Inc*	291,379	173,836,711
Cadence Design Systems Inc*	277,857	75,679,911
Intuit Inc	234,343	146,471,405
Microsoft Corp	3,890,868	1,463,122,003
Oracle Corp	1,247,741	131,549,334
		1,990,659,364
Specialty Retail – 1.6%
Home Depot Inc	616,239	213,557,625
TJX Cos Inc	1,867,483	175,188,580
		388,746,205
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	4,436,109	854,084,066
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	2,456,526	266,705,028
Total Common Stocks (cost $7,293,996,154)		14,733,424,457
Investment Companies– 3.2%
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $763,829,489)	763,716,296	763,869,040
Total Investments (total cost $17,121,860,352) – 101.8%		24,525,210,794
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(427,926,568)
Net Assets – 100%		$24,097,284,226

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$24,293,146,728	99.1%
Canada	70,862,379	0.3
France	36,239,739	0.2
United Kingdom	35,800,776	0.1
Finland	30,781,969	0.1
Japan	24,447,473	0.1
Australia	24,028,427	0.1
Ireland	9,903,303	0.0

Total	$24,525,210,794	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$7,698,788	$6,457	$(54,382)	$763,869,040

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	479,393,319	1,170,823,289	(886,299,643)	763,869,040

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,983	3/28/24	$223,862,109	$7,002,935
2 Year US Treasury Note	11,273	4/3/24	2,321,269,221	20,559,646
5 Year US Treasury Note	13,099	4/3/24	1,424,823,264	29,774,187
US Treasury Long Bond	2,938	3/28/24	367,066,375	26,052,174
Total - Futures Long				83,388,942
Futures Short:
Ultra 10-Year Treasury Note	4,359	3/28/24	(514,430,109)	(21,697,616)
Ultra Long Term US Treasury Bond	193	3/28/24	(25,783,594)	(1,222,272)
Total - Futures Short				(22,919,888)
Total				$60,469,054

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Futures contracts:
Average notional amount of contracts - long	$4,727,076,712
Average notional amount of contracts - short	521,214,246

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $2,609,679,567, which represents 10.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,257,628,265	$-
Corporate Bonds	-	2,433,319,622	-
Mortgage-Backed Securities	-	2,690,391,210	-
United States Treasury Notes/Bonds	-	1,646,578,200	-
Common Stocks	14,733,424,457	-	-
Investment Companies	-	763,869,040	-
Total Investments in Securities	$14,733,424,457	$9,791,786,337	$-
Other Financial Instruments(a):
Futures Contracts	83,388,942	-	-
Total Assets	$14,816,813,399	$9,791,786,337	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$22,919,888	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70212 02-24